Income Taxes (Details) (USD $)	12 Months Ended					12 Months Ended		12 Months Ended									12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Transaction agreement	Mar. 31, 2013 Transaction agreement	Dec. 31, 2013 Merger transaction	Jul. 30, 2013 Merger transaction	Dec. 31, 2013 Federal Transaction agreement	Dec. 31, 2013 State Transaction agreement	Dec. 31, 2013 LIN Television	Dec. 31, 2012 LIN Television	Dec. 31, 2011 LIN Television	Dec. 31, 2012 LIN Television Transaction agreement	Dec. 31, 2013 LIN Television Merger transaction	Sep. 30, 2013 LIN Television Merger transaction	Jul. 30, 2013 LIN Television Merger transaction	Dec. 31, 2013 LIN Television Federal Transaction agreement	Dec. 31, 2013 LIN Television State Transaction agreement
Current:
Federal	$ 26,056,000	$ 21,000	$ 543,000							$ 26,056,000	$ 21,000	$ 543,000
State	5,636,000	1,571,000	652,000							5,636,000	1,571,000	652,000
Foreign		633,000								0	633,000
Total current	31,692,000	2,225,000	1,195,000							31,692,000	2,225,000	1,195,000
Deferred:
Federal	(124,201,000)	33,865,000	(25,907,000)							(124,201,000)	33,865,000	(25,907,000)
State	(32,911,000)	4,373,000	8,667,000							(32,911,000)	4,373,000	8,667,000
Total deferred	(157,112,000)	38,238,000	(17,240,000)							(157,112,000)	38,238,000	(17,240,000)
Total current and deferred	(125,420,000)	40,463,000	(16,045,000)			(124,300,000)				(125,420,000)	40,463,000	(16,045,000)		(124,300,000)
Federal statutory rate (as a percent)	35.00%	35.00%	35.00%							35.00%	35.00%	35.00%
Reconciliation of the amount calculated by applying the federal statutory rate to income before income taxes to the actual provision for (benefit from) income taxes
Provision assuming federal statutory rate	10,913,000	7,871,000	11,780,000							10,913,000	7,871,000	11,780,000
State taxes, net of federal tax benefit	3,863,000	5,723,000	1,790,000							3,863,000	5,723,000	1,790,000
State tax law/rate changes, net of federal tax benefit	0	1,883,000	5,703,000								1,883,000	5,703,000
Change in valuation allowance	(18,157,000)	(4,622,000)	(36,541,000)							(18,157,000)	(4,622,000)	(36,541,000)
Stock compensation	(53,000)	(17,000)	601,000							(53,000)	(17,000)	601,000
Reserve of tax contingencies	124,000	633,000	0							124,000	633,000
Impact of JV Sale Transaction	0	28,435,000	0	28,400,000				27,500,000	900,000		28,435,000		28,400,000				27,500,000	900,000
Impact of the Merger	(124,306,000)									(124,306,000)
Non-deductible acquisition and Merger related transaction costs	1,645,000									1,645,000
Other	551,000	557,000	622,000							551,000	557,000	622,000
Effective income tax rate on continuing operations (as a percent)	(402.20%)	179.90%	(47.70%)							(402.20%)	179.90%	(47.70%)
Short Term Deferred Liabilities Reclassified to Income Taxes Payable upon Consummation of Transaction					162,800,000
Tax saving due to setting offsetting of realized capital loss and net operating losses with the capital gain		131,500,000					131,500,000									131,500,000
Short-term deferred Federal and State tax liability associated with sale transaction		162,800,000					31,300,000				162,800,000				31,300,000
Incremental deferred income tax expense recognized, net of federal benefit			$ 5,100,000									$ 5,100,000